Revenue (Details) - Schedule of deferred revenue - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Deferred Revenue Abstract
Deferred revenue, beginning of year	$ 10,769	$ 25,623
Additions	2,060	2,355
Revenue recognized	(11,014)	(13,271)
Deferred revenue, end of period	$ 1,815	$ 14,707